SUPPLEMENTAL INFORMATION - Additional Information (Details) $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2018 USD ($) vessel shares	Nov. 30, 2017 USD ($) vessel shares	Oct. 31, 2017 USD ($) vessel shares	Dec. 31, 2017 USD ($) vessel shares
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel				16
Consideration shares issued (in shares)				17,800,000
Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel	1
Shares issued for consideration (in shares)	2,000,000
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Supplemental Information Table [Line Items]
Number of vessels acquired | vessel			2	2
Consideration | $			$ 86.0	$ 86.0
Seller's credit, percentage of price			50.00%	50.00%
Consideration, cash portion | $			$ 9.0	$ 9.0
Consideration shares issued (in shares)			4,000,000	4,000,000
Consideration shares issued per vessel (in shares)	2,000,000		2,000,000	2,000,000
Number of vessels delivered | vessel		1
Shares issued for consideration (in shares)	2,000,000	2,000,000
Seller's credit loan per vessel | $	$ 21.5	$ 21.5		$ 43.0
Cash payment for vessel purchase | $	$ 4.5	$ 4.5